Debt - (Schedule of Debt Maturities) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Apr. 01, 2021
Long-term Debt, Fiscal Year Maturity [Abstract]
Total	$ 2,020.3	$ 1,793.5		$ 1,259.9
Unamortized debt issuance costs	(24.1)	(10.2)		(16.3)
Total debt, net	1,996.2	1,783.3		1,243.6
LIONS GATE ENTERTAINMENT CORP [Member]
Long-term Debt, Fiscal Year Maturity [Abstract]
Year Ending March 31, 2025		860.3
Year Ending March 31, 2026		44.5
Year Ending March 31, 2027		888.7
Year Ending March 31, 2028		0.0
Year Ending March 31, 2029		0.0
Thereafter		715.0
Total	2,600.9	2,508.5		2,059.9
Unamortized debt issuance costs	(40.1)	(28.5)		(40.3)
Total debt, net	$ 2,560.8	2,480.0		2,019.6
Coupon rate	5.50%
Revolving Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Long-term Debt, Fiscal Year Maturity [Abstract]
Year Ending March 31, 2025		0.0
Year Ending March 31, 2026		0.0
Year Ending March 31, 2027		575.0
Thereafter		0.0
Total	$ 390.0	575.0	$ 0.0
Coupon rate	0.00%
Term Loan A | Term Loans | LIONS GATE ENTERTAINMENT CORP [Member]
Long-term Debt, Fiscal Year Maturity [Abstract]
Year Ending March 31, 2025		41.1
Year Ending March 31, 2026		44.5
Year Ending March 31, 2027		313.7
Year Ending March 31, 2028		0.0
Year Ending March 31, 2029		0.0
Thereafter		0.0
Total	$ 314.4	399.3		428.2
Term Loan B | Term Loans | LIONS GATE ENTERTAINMENT CORP [Member]
Long-term Debt, Fiscal Year Maturity [Abstract]
Year Ending March 31, 2025		819.2
Year Ending March 31, 2026		0.0
Year Ending March 31, 2027		0.0
Year Ending March 31, 2028		0.0
Year Ending March 31, 2029		0.0
Thereafter		0.0
Total	$ 0.0	$ 819.2		831.7
Coupon rate	0.00%
5.500% Senior Notes | Senior Notes
Long-term Debt, Fiscal Year Maturity [Abstract]
Coupon rate		5.50%
5.500% Senior Notes | Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Long-term Debt, Fiscal Year Maturity [Abstract]
Year Ending March 31, 2025		$ 0.0
Year Ending March 31, 2026		0.0
Year Ending March 31, 2027		0.0
Year Ending March 31, 2028		0.0
Year Ending March 31, 2029		0.0
Thereafter		715.0
Total	$ 715.0	$ 715.0		$ 800.0
Coupon rate		5.50%			5.50%